Income tax and social contribution	3 Months Ended
Mar. 31, 2018
Income tax and social contribution
Income tax and social contribution

11. Income tax and social contribution

a)    Income tax and social contribution (Unaudited)

	March 31,
	2018	2017

Income before income tax and social contribution	270.1	60.6
Combined tax rate	34%	34%
Income tax and social contribution statutory rate	(91.8)	(20.6)

Adjustments to calculate the effective tax rate:
Taxable profit on foreign subsidiaries	—	(2.0)
Exchange differences on foreign subsidiaries	(11.9)	8.4
Unrecorded deferred tax on tax loss and on temporary differences	19.7	3.0
Permanent differences	16.6	(3.7)
Reversal of provisions for uncertain tax provisions (*)	—	9.8
Other	7.9	(0.1)
Total income tax and social contribution expenses	(59.5)	(5.2)

Current income tax and social contribution	(1.3)	8.5
Deferred income tax and social contribution	(58.2)	(13.7)
	(59.5)	(5.2)

(*)   Reversal of income tax provision prescribed considering the five-year statute of limitation

b)    Breakdown of deferred income tax and social contribution

	March 31,	December 31,
	2018	2017
	(Unaudited)

Deferred tax liabilities
On temporary differences
Provision for tax, civil and labor risks	26.3	17.7
Deferred revenue of TudoAzul program	(113.3)	(109.7)
Aircraft lease expense	(240.5)	(233.1)
Depreciation of aircraft and engines	(59.7)	(55.3)
Exchange rate	(15.2)	(11.3)
Deferred gain related to aircraft sold	47.1	49.3
Cash flow hedge (*)	4.1	5.0
Fair value of TAP convertible bonds	(165.1)	(147.4)
Provision for onerous contract	21.9	23.4
Financial instruments	(24.4)	(0.7)
Fair value of aircraft	(0.4)	(0.4)
Fair value of slots	(27.9)	(27.9)
Other on business combination fair value adjustment	(3.9)	(4.3)
Others	41.3	41.7
Net deferred tax (liabilities)	(509.7)	(453.0)

Deferred tax assets on net operating losses	145.4	126.1

Net deferred tax (liabilities)	(364.3)	(326.9)

(*)    Deferred tax recorded in “Other comprehensive income (loss)”

The Company offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority.

The Company has income tax losses that are available indefinitely for offsetting against future taxable profits, as follows:

	March 31,	December 31,
	2018	2017
	(Unaudited)

Net tax losses	1,841.0	1,940.1

Income tax loss carryforwards (25%)	460.2	485.0
Social contribution negative base tax carryforwards (9%)	165.7	174.6

Deferred income tax assets on tax losses have not been recognized as there is no evidence of recoverability in the near future, except for R$145.4 related to 30% of the deferred tax liability balance as of March 31, 2018 in accordance to the limit provided by the tax law.

In 2017 the Company used tax loss carryforwards for an amount of R$244.5 after adhering to the “PERT” (Provisional Measure 783/17 converted into Law 13,496/17), which is an installment payment program for federal taxes and other debts administrated by Local Government Authorities (“PGFN” and “RFB”).

The balance of the debts included in all Federal Installment Payment Programs (REFIS and PERT) is as follows:

	March 31,	December 31,
	2018	2017
	(Unaudited)
Air navigation fees (REFIS)	73.9	75.6
Air navigation fees (PERT)	38.8	39.6
Total	112.7	115.2

Current	9.7	9.8
Non-current	103.0	105.4